Share-Based Payment - Schedule of Black-Scholes Options Pricing Model (Details)	12 Months Ended
	Dec. 31, 2025 € / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 € / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 € / shares	Dec. 31, 2023 $ / shares
Schedule of Black-Scholes Options Pricing Model [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility | $ / shares		$ 0.586		$ 0.569		$ 0.509
Risk-free interest	3.69%	3.69%	4.16%	4.16%	4.92%	4.92%
Exercise price | € / shares	€ 18.05		€ 12.02		€ 16.11
Bottom of Range [Member]
Schedule of Black-Scholes Options Pricing Model [Line Items]
Expected life (in years)	2 years	2 years	2 years	2 years	2 years	2 years
Top of Range [Member]
Schedule of Black-Scholes Options Pricing Model [Line Items]
Expected life (in years)	3 years	3 years	3 years	3 years	3 years	3 years